John Hancock
Income Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 12.5%					$224,410,519
(Cost $198,276,194)
U.S. Government 9.3%					166,421,775
U.S. Treasury
Bond	2.750	11-15-42		22,110,000	26,862,786
Bond	3.000	02-15-49		21,885,000	28,631,735
Bond	3.125	02-15-43		16,934,700	21,810,703
Bond	4.375	02-15-38		14,475,000	21,363,065
Note	2.000	11-15-26		14,850,000	15,772,904
Note	2.375	02-29-24		14,145,000	14,954,470
Note	2.375	05-15-29		26,140,000	28,991,915
Note	2.625	02-15-29		7,120,000	8,034,197
U.S. Government Agency 3.2%					57,988,744
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	01-01-50		8,938,937	9,341,447
30 Yr Pass Thru	3.500	12-01-49		9,757,763	10,319,090
Federal National Mortgage Association
30 Yr Pass Thru	3.000	04-01-46		5,318,155	5,552,639
30 Yr Pass Thru	3.000	11-01-46		8,140,270	8,509,360
30 Yr Pass Thru	3.000	02-01-49		4,879,371	5,079,261
30 Yr Pass Thru	3.000	11-01-49		5,439,823	5,717,071

30 Yr Pass Thru	3.000	12-01-49		12,889,478	13,469,876
Foreign government obligations 19.7%					$355,343,285
(Cost $383,585,420)
Australia 0.5%					8,329,423
New South Wales Treasury Corp.	4.000	04-08-21	AUD	6,375,000	4,306,620
Queensland Treasury Corp.	5.500	06-21-21	AUD	5,810,000	4,022,803
Austria 0.2%					4,117,370
Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,117,370
Brazil 1.7%					29,781,673
Federative Republic of Brazil	10.000	01-01-21	BRL	16,400,000	3,893,755
Federative Republic of Brazil	10.000	01-01-23	BRL	81,665,000	20,690,667
Federative Republic of Brazil	10.000	01-01-25	BRL	19,845,000	5,197,251
Canada 2.9%					52,288,616
Canada Housing Trust No. 1 (A)	2.350	06-15-23	CAD	4,935,000	3,794,867
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,365,503
Government of Canada	0.500	03-01-22	CAD	9,995,000	7,349,574
Government of Canada	1.500	09-01-24	CAD	12,370,000	9,386,270
Government of Canada	2.250	03-01-24	CAD	19,415,000	15,120,340
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,170,497
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,506,413
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,595,152
Colombia 1.2%					21,897,252
Republic of Colombia	4.000	02-26-24		5,050,000	5,362,090
Republic of Colombia	7.000	05-04-22	COP	16,787,000,000	4,989,316
Republic of Colombia	10.000	07-24-24	COP	22,216,600,000	7,497,989
Republic of Colombia	11.000	07-24-20	COP	13,881,200,000	4,047,857
Finland 0.2%					3,792,439
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,792,439
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Hungary 0.1%					$2,328,334
Republic of Hungary	6.375	03-29-21		2,224,000	2,328,334
Indonesia 2.5%					45,219,244
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	3,942,265
Republic of Indonesia	5.625	05-15-23	IDR	15,613,000,000	1,090,004
Republic of Indonesia (A)	5.875	01-15-24		1,450,000	1,643,738
Republic of Indonesia	6.125	05-15-28	IDR	88,584,000,000	5,783,098
Republic of Indonesia	6.500	06-15-25	IDR	28,481,000,000	2,027,857
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	1,984,282
Republic of Indonesia	7.000	05-15-22	IDR	34,066,000,000	2,457,453
Republic of Indonesia	7.000	05-15-27	IDR	51,733,000,000	3,657,077
Republic of Indonesia	7.000	09-15-30	IDR	62,000,000,000	4,359,727
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,362,199
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,046,663
Republic of Indonesia	8.250	07-15-21	IDR	34,413,000,000	2,505,396
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	422,229
Republic of Indonesia	8.375	03-15-24	IDR	44,433,000,000	3,365,272
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,749,307
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,738,287
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,084,390
Ireland 1.1%					19,153,084
Republic of Ireland	3.400	03-18-24	EUR	9,843,000	12,589,953
Republic of Ireland	3.900	03-20-23	EUR	5,230,000	6,563,131
Israel 0.1%					2,059,715
State of Israel	2.500	01-15-30		1,985,000	2,059,715
Japan 1.0%					18,057,256
Government of Japan	0.100	12-20-23	JPY	1,920,000,000	18,057,256
Malaysia 1.4%					25,202,065
Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,133,154
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	3,007,810
Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,882,021
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,853,421
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,410,699
Government of Malaysia	3.899	11-16-27	MYR	9,209,000	2,349,505
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,894,222
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,037,358
Government of Malaysia	4.642	11-07-33	MYR	9,430,000	2,633,875
New Zealand 0.4%					6,986,273
Dominion of New Zealand	6.000	05-15-21	NZD	9,272,000	6,156,313
Dominion of New Zealand	6.000	05-15-21	NZD	1,250,000	829,960
Norway 1.1%					20,699,763
Government of Norway (A)	1.375	08-19-30	NOK	31,485,000	3,427,067
Government of Norway (A)	2.000	05-24-23	NOK	47,645,000	5,217,824
Government of Norway (A)	3.750	05-25-21	NOK	110,020,000	12,054,872
Philippines 1.8%					31,889,720
Republic of Philippines	0.875	05-17-27	EUR	5,500,000	6,199,943
Republic of Philippines	3.375	08-20-20	PHP	27,780,000	544,906
Republic of Philippines	3.500	04-21-23	PHP	132,320,000	2,555,429
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	544,065
Republic of Philippines	5.500	03-08-23	PHP	107,000,000	2,186,659
Republic of Philippines	6.250	03-12-24	PHP	140,540,000	2,986,855
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of Philippines	6.250	01-14-36	PHP	202,000,000	$4,951,832
Republic of Philippines	6.500	04-28-21	PHP	222,970,000	4,496,611
Republic of Philippines	8.000	07-19-31	PHP	284,815,000	7,423,420
Portugal 0.5%					9,656,019
Republic of Portugal (A)	3.850	04-15-21	EUR	4,275,000	4,948,302
Republic of Portugal (A)	5.125	10-15-24		4,110,000	4,707,717
Qatar 0.3%					5,434,730
State of Qatar (A)	4.000	03-14-29		3,245,000	3,668,057
State of Qatar (A)	4.817	03-14-49		1,385,000	1,766,673
Singapore 1.6%					28,542,867
Republic of Singapore	1.875	03-01-50	SGD	8,745,000	6,388,765
Republic of Singapore	3.250	09-01-20	SGD	23,895,000	17,319,618
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,834,484
Sweden 0.4%					6,443,203
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,443,203
United Kingdom 0.7%					13,464,239
Government of United Kingdom	0.500	07-22-22	GBP	2,525,000	3,252,314

Government of United Kingdom	3.750	09-07-20	GBP	7,835,000	10,211,925
Corporate bonds 47.7%					$859,417,308
(Cost $845,316,395)
Communication services 6.3%					113,696,532
Diversified telecommunication services 1.1%
GCI LLC (A)	6.625	06-15-24		630,000	667,409
GCI LLC	6.875	04-15-25		4,390,000	4,523,544
Verizon Communications, Inc.	4.016	12-03-29		5,355,000	6,224,771
Verizon Communications, Inc.	4.329	09-21-28		7,548,000	8,860,142
Entertainment 0.1%
Live Nation Entertainment, Inc. (A)	4.750	10-15-27		2,610,000	2,623,050
Interactive media and services 0.2%
Match Group, Inc. (A)	4.125	08-01-30		2,690,000	2,635,393
Twitter, Inc. (A)	3.875	12-15-27		701,000	715,896
Media 4.5%
Altice Financing SA (A)	7.500	05-15-26		5,820,000	6,125,841
Altice Luxembourg SA (A)	7.625	02-15-25		639,000	662,963
Cablevision Systems Corp.	5.875	09-15-22		1,300,000	1,365,195
CCO Holdings LLC (A)	4.500	08-15-30		2,030,000	2,052,838
CCO Holdings LLC (A)	4.750	03-01-30		3,390,000	3,491,700
CCO Holdings LLC (A)	5.125	05-01-27		8,665,000	9,009,001
CCO Holdings LLC (A)	5.750	02-15-26		1,480,000	1,538,756
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	10,343,700
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	6,177,245
Charter Communications Operating LLC	6.484	10-23-45		3,655,000	4,700,623
CSC Holdings LLC (A)	5.375	02-01-28		4,217,000	4,387,072
CSC Holdings LLC (A)	5.500	04-15-27		3,850,000	4,052,125
CSC Holdings LLC (A)	5.750	01-15-30		5,260,000	5,562,450
CSC Holdings LLC (A)	7.500	04-01-28		4,560,000	5,141,400
DISH DBS Corp.	5.875	07-15-22		5,975,000	6,234,614
Outfront Media Capital LLC (A)	5.000	08-15-27		2,300,000	2,369,115
Sirius XM Radio, Inc. (A)	5.000	08-01-27		6,990,000	7,313,288
WMG Acquisition Corp. (A)	5.500	04-15-26		660,000	689,700
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.4%
Sprint Corp. (A)	7.250	02-01-28		1,372,000	$1,375,293
T-Mobile USA, Inc.	6.500	01-15-26		4,610,000	4,853,408
Consumer discretionary 3.6%					64,829,486
Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,719,053
Hotels, restaurants and leisure 1.7%
Connect Finco SARL (A)	6.750	10-01-26		1,615,000	1,643,263
Hilton Domestic Operating Company, Inc.	5.125	05-01-26		1,790,000	1,837,614
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,377,238
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		4,760,000	4,797,509
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		3,786,000	3,871,223
New Red Finance, Inc. (A)	3.875	01-15-28		5,230,000	5,197,313
New Red Finance, Inc. (A)	5.000	10-15-25		5,720,000	5,746,198
Household durables 0.4%
Lennar Corp.	4.500	04-30-24		1,010,000	1,072,701
Lennar Corp.	4.750	11-29-27		2,735,000	3,015,338
Lennar Corp.	5.875	11-15-24		2,360,000	2,576,412
Internet and direct marketing retail 0.6%
Expedia Group, Inc. (A)	3.250	02-15-30		4,425,000	4,324,497
Expedia Group, Inc.	5.000	02-15-26		5,655,000	6,370,091
Liberty Interactive LLC	8.250	02-01-30		1,315,000	1,334,725
Leisure products 0.8%
Diamond Sports Group LLC (A)	5.375	08-15-26		8,060,000	7,431,481
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		8,043,000	6,514,830
Consumer staples 1.6%					29,688,273
Beverages 0.2%
Molson Coors Beverage Company	1.250	07-15-24	EUR	2,975,000	3,402,796
Food products 1.3%
Darling Ingredients, Inc. (A)	5.250	04-15-27		2,934,000	3,080,700
JBS Investments II GmbH (A)	7.000	01-15-26		1,490,000	1,590,575
Post Holdings, Inc. (A)	4.625	04-15-30		1,735,000	1,709,999
Post Holdings, Inc. (A)	5.000	08-15-26		1,855,000	1,892,100
Post Holdings, Inc. (A)	5.500	03-01-25		3,260,000	3,393,660
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,089,375
Post Holdings, Inc. (A)	5.625	01-15-28		5,270,000	5,508,257
Post Holdings, Inc. (A)	5.750	03-01-27		4,605,000	4,792,170
Personal products 0.1%
Natura Cosmeticos SA (A)	5.375	02-01-23		1,465,000	1,515,191
Walnut Bidco PLC (A)	9.125	08-01-24		1,760,000	1,713,450
Energy 7.6%					136,159,222
Oil, gas and consumable fuels 7.6%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,677,549
Aker BP ASA (A)	5.875	03-31-25		7,345,000	7,715,759
Canadian Natural Resources, Ltd.	3.850	06-01-27		7,175,000	7,670,865
Continental Resources, Inc.	4.375	01-15-28		5,116,000	4,966,112
DCP Midstream Operating LP	5.375	07-15-25		4,960,000	5,195,699
Enbridge, Inc.	4.250	12-01-26		7,635,000	8,515,627
Energy Transfer Operating LP	5.500	06-01-27		1,590,000	1,800,132
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC	3.125	07-31-29		8,695,000	$9,091,542
EOG Resources, Inc.	4.150	01-15-26		1,615,000	1,805,472
Kinder Morgan, Inc.	4.300	06-01-25		1,670,000	1,844,396
Marathon Oil Corp.	4.400	07-15-27		8,215,000	8,852,454
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,075,000	3,968,950
Parsley Energy LLC (A)	5.375	01-15-25		675,000	675,014
Parsley Energy LLC (A)	5.625	10-15-27		6,670,000	6,611,638
PBF Holding Company LLC (A)	6.000	02-15-28		1,955,000	1,930,563
Pertamina Persero PT (A)(B)	3.650	07-30-29		1,085,000	1,125,926
Pertamina Persero PT (A)	4.300	05-20-23		4,970,000	5,258,444
Petrobras Global Finance BV (A)	5.093	01-15-30		8,558,000	9,157,060
Petrobras Global Finance BV	5.750	02-01-29		1,835,000	2,068,963
Petrobras Global Finance BV	6.900	03-19-49		4,270,000	5,113,325
Sabine Pass Liquefaction LLC	4.200	03-15-28		1,320,000	1,394,734
Sabine Pass Liquefaction LLC	5.000	03-15-27		275,000	303,506
Saudi Arabian Oil Company (A)	3.500	04-16-29		3,655,000	3,882,117
Saudi Arabian Oil Company (A)	4.250	04-16-39		4,230,000	4,690,468
Saudi Arabian Oil Company (A)	4.375	04-16-49		4,175,000	4,727,867
Targa Resources Partners LP	5.875	04-15-26		3,175,000	3,270,568
The Williams Companies, Inc.	4.300	03-04-24		1,510,000	1,634,836
The Williams Companies, Inc.	4.550	06-24-24		5,742,000	6,291,033
The Williams Companies, Inc.	6.300	04-15-40		4,665,000	5,755,360
TransCanada PipeLines, Ltd.	4.250	05-15-28		1,650,000	1,847,454
Valero Energy Corp.	3.400	09-15-26		1,745,000	1,862,933
WPX Energy, Inc.	5.750	06-01-26		3,480,000	3,452,856
Financials 10.9%					197,314,311
Banks 7.5%
Banco Actinver SA (A)	4.800	12-18-32		775,000	788,973
Banco Actinver SA (A)	9.500	12-18-32	MXN	44,200,000	2,228,751
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		4,005,000	4,540,140
BNG Bank NV	0.250	02-22-23	EUR	2,015,000	2,274,299
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,218,796
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (B)(C)	5.800	06-15-22		685,000	678,150
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		700,000	776,240
European Investment Bank	1.500	05-12-22	NOK	36,770,000	3,935,550
European Investment Bank (SONIA + 0.350%) (D)	1.061	06-29-23	GBP	2,080,000	2,675,512
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	3,900,813
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	5,816,239
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	21,910,000	2,342,666
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,750,047
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	21,280,000,000	1,501,098
International Finance Corp.	3.625	05-20-20	NZD	6,195,000	3,892,152
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,591,016
JPMorgan Chase & Co.	3.625	12-01-27		1,725,000	1,869,736
KfW (E)	0.175	09-15-23	EUR	1,675,000	1,884,986
KfW	0.375	03-15-23	EUR	2,415,000	2,741,624
KfW	1.375	02-01-21	GBP	1,940,000	2,504,374
KfW	2.125	08-15-23	EUR	4,370,000	5,273,673
KfW	6.000	08-20-20	AUD	7,710,000	5,142,850
Lloyds Bank PLC (SONIA + 0.430%) (D)	1.141	09-13-21	GBP	3,855,000	4,952,425
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		1,972,000	$2,193,850
National Bank of Canada (A)	2.150	10-07-22		2,515,000	2,549,533
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	2.170	06-21-23	NOK	28,000,000	2,984,038
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	2.210	06-19-24	NOK	24,000,000	2,559,813
Nordic Investment Bank	1.375	07-15-20	NOK	29,090,000	3,089,547
Nordic Investment Bank	1.500	01-24-22	NOK	19,000,000	2,018,431
Nykredit Realkredit A/S	1.000	01-01-24	DKK	60,000,000	9,353,390
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		1,725,000	2,002,725
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		4,300,000	4,418,250
U.S. Bancorp	0.850	06-07-24	EUR	11,620,000	13,241,188
U.S. Bancorp	3.150	04-27-27		3,405,000	3,726,013
U.S. Bancorp	3.375	02-05-24		1,895,000	2,029,200
U.S. Bancorp	3.600	09-11-24		1,725,000	1,873,206
U.S. Bank NA	2.650	05-23-22		4,390,000	4,511,271
U.S. Bank NA	2.800	01-27-25		2,172,000	2,301,409
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	2.204	07-27-21	AUD	4,745,000	3,118,028
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,421,179
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		3,375,000	3,493,125
Capital markets 0.6%
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		6,800,000	6,290,000
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,906,910
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,495,000	1,810,515
Consumer finance 0.4%
Discover Financial Services	4.100	02-09-27		6,040,000	6,596,925
Diversified financial services 1.2%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,138,811
European Financial Stability Facility	0.125	10-17-23	EUR	2,205,000	2,491,218
European Financial Stability Facility	0.500	01-20-23	EUR	2,740,000	3,116,113
European Financial Stability Facility	1.875	05-23-23	EUR	2,130,000	2,537,173
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	4,996,787
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	22,650,000	5,900,680
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	10,906,350
Thrifts and mortgage finance 0.6%
MGIC Investment Corp.	5.750	08-15-23		6,290,000	6,871,825
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		4,515,000	4,586,698
Health care 4.5%					80,274,215
Health care equipment and supplies 0.4%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,200,604
Boston Scientific Corp.	0.625	12-01-27	EUR	3,300,000	3,648,718
Health care providers and services 2.1%
Centene Corp. (A)	3.375	02-15-30		1,345,000	1,345,000
HCA, Inc.	3.500	09-01-30		7,045,000	6,892,870
HCA, Inc.	4.125	06-15-29		5,360,000	5,892,818
HCA, Inc.	5.250	04-15-25		2,695,000	3,062,031
HCA, Inc.	5.375	02-01-25		10,000,000	11,055,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Rede D'or Finance Sarl (A)	4.500	01-22-30		2,550,000	$2,488,800
Select Medical Corp. (A)	6.250	08-15-26		6,655,000	7,095,894
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,343,876
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,926,119
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,885,327
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,998,908
Pharmaceuticals 1.5%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,150,344
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,463,456
Bausch Health Companies, Inc. (A)	5.000	01-30-28		7,395,000	7,297,904
Bausch Health Companies, Inc. (A)	5.250	01-30-30		9,650,000	9,541,438
Bausch Health Companies, Inc. (A)	5.500	11-01-25		1,765,000	1,817,209
Bausch Health Companies, Inc. (A)	5.875	05-15-23		701,000	703,629
Bausch Health Companies, Inc. (A)(B)	6.125	04-15-25		1,355,000	1,382,100
Bausch Health Companies, Inc. (A)	9.000	12-15-25		1,870,000	2,082,170
Industrials 2.9%					53,081,178
Airlines 0.5%
American Airlines Group, Inc. (A)	5.000	06-01-22		6,440,000	6,456,100
Delta Air Lines, Inc.	2.900	10-28-24		2,750,000	2,770,930
Building products 0.1%
Owens Corning	3.950	08-15-29		1,980,000	2,200,283
Construction and engineering 0.5%
AECOM	5.125	03-15-27		2,158,000	2,229,797
AECOM	5.875	10-15-24		2,680,000	2,941,300
HC2 Holdings, Inc. (A)	11.500	12-01-21		4,190,000	4,231,900
Professional services 0.7%
IHS Markit, Ltd.	4.250	05-01-29		10,610,000	11,952,780
Road and rail 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,540,721
Uber Technologies, Inc. (A)	8.000	11-01-26		4,952,000	5,151,838
Trading companies and distributors 0.4%
United Rentals North America, Inc.	4.875	01-15-28		5,640,000	5,788,332
United Rentals North America, Inc.	5.500	05-15-27		1,525,000	1,593,625
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd. (A)(B)	4.000	07-30-27		3,645,000	3,823,936
JSL Europe SA (A)	7.750	07-26-24		1,320,000	1,399,636
Information technology 3.6%					65,098,628
IT services 1.2%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,492,535
Fidelity National Information Services, Inc.	3.750	05-21-29		4,815,000	5,429,907
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,264,804
Fiserv, Inc.	3.200	07-01-26		3,615,000	3,862,747
Fiserv, Inc.	3.500	07-01-29		6,600,000	7,213,801
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc. (A)	4.750	04-15-29		2,813,000	3,128,700
NXP BV (A)	3.875	06-18-26		4,695,000	5,079,739
Software 0.6%
SS&C Technologies, Inc. (A)	5.500	09-30-27		5,860,000	6,167,650
VMware, Inc.	2.950	08-21-22		4,595,000	4,728,466
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	0.000	11-15-25	EUR	2,350,000	$2,608,343
Apple, Inc.	0.875	05-24-25	EUR	2,340,000	2,712,875
Dell International LLC (A)	5.300	10-01-29		5,200,000	5,990,915
Dell International LLC (A)	8.350	07-15-46		9,074,000	12,328,901
Vericast Corp. (A)	8.375	08-15-22		1,290,000	1,089,245
Materials 2.7%					48,437,890
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		1,320,000	1,291,950
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	2,443,203
Construction materials 0.1%
St. Mary's Cement, Inc. (A)	5.750	01-28-27		1,655,000	1,866,013
Containers and packaging 2.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		5,975,000	6,072,393
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,406,004
Ball Corp.	4.000	11-15-23		6,220,000	6,391,361
Ball Corp. (B)	4.875	03-15-26		4,595,000	5,054,500
Ball Corp.	5.000	03-15-22		2,070,000	2,163,026
Ball Corp.	5.250	07-01-25		6,820,000	7,541,761
Berry Global, Inc. (A)	5.625	07-15-27		2,475,000	2,573,876
Crown Americas LLC	4.500	01-15-23		3,570,000	3,619,980
Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,638,000	3,093,055
Trivium Packaging Finance BV (A)	5.500	08-15-26		2,440,000	2,528,455
Paper and forest products 0.1%
Fibria Overseas Finance, Ltd.	5.500	01-17-27		1,275,000	1,392,313
Real estate 2.2%					38,780,315
Equity real estate investment trusts 2.2%
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,744,850
American Tower Corp.	2.250	01-15-22		2,800,000	2,835,649
American Tower Corp.	3.500	01-31-23		5,016,000	5,281,196
Crown Castle International Corp.	3.800	02-15-28		4,150,000	4,557,426
CyrusOne LP	3.450	11-15-29		5,520,000	5,627,750
SBA Communications Corp. (A)	3.875	02-15-27		4,430,000	4,519,929
SBA Communications Corp.	4.875	09-01-24		48,000	49,290
SBA Tower Trust (A)	2.836	01-15-25		1,954,000	2,047,196
SBA Tower Trust (A)	3.448	03-15-23		7,251,000	7,667,935
VICI Properties LP (A)	4.125	08-15-30		3,005,000	3,008,756
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,440,338
Utilities 1.8%					32,057,258
Electric utilities 1.1%
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		2,180,000	2,425,250
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,614,828
Perusahaan Listrik Negara PT (A)	5.450	05-21-28		2,840,000	3,347,650
Vistra Operations Company LLC (A)	3.550	07-15-24		4,905,000	5,060,058
Vistra Operations Company LLC (A)	5.000	07-31-27		5,035,000	5,086,105
Vistra Operations Company LLC (A)	5.500	09-01-26		1,800,000	1,820,889
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,839,224
Greenko Dutch BV (A)	5.250	07-24-24		4,285,000	4,313,247
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,689,334

The AES Corp.	4.500	03-15-23		4,885,000	4,860,673
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.7%				$12,814,621
(Cost $12,818,060)
Communication services 0.1%				2,664,801
Media 0.1%
DISH Network Corp.	3.375	08-15-26	2,760,000	2,664,801
Health care 0.1%				1,278,396
Health care providers and services 0.1%
Anthem, Inc.	2.750	10-15-42	355,000	1,278,396
Information technology 0.3%				4,510,225
Software 0.3%
IAC Financeco 2, Inc. (A)	0.875	06-15-26	4,410,000	4,510,225
Utilities 0.2%				4,361,199
Independent power and renewable electricity producers 0.2%

NRG Energy, Inc.	2.750	06-01-48	4,125,000	4,361,199
Capital preferred securities 1.3%				$23,323,374
(Cost $22,067,735)
Financials 1.3%				23,323,374
Banks 1.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	03-30-20	11,288,000	10,272,080

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	03-30-20	13,035,000	13,051,294
Collateralized mortgage obligations 6.9%				$125,118,498
(Cost $121,878,107)
Commercial and residential 6.8%				122,202,985
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (A)(F)	3.258	04-27-48	2,051,856	2,061,865
AOA Mortgage Trust Series 2015-1177, Class C (A)(F)	3.010	12-13-29	2,040,000	2,067,620
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	3,117,749	3,166,347
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	3,700,119	3,796,623
Series 2019-3, Class A1 (A)(F)	2.962	10-25-48	2,962,449	2,999,777
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(F)	3.596	04-14-33	2,820,000	2,908,485
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(D)	2.509	09-15-34	5,370,000	5,353,299
Series 2019-BPR, Class DNM (A)(F)	3.843	11-05-32	2,190,000	2,261,618
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	2,848,089	2,861,396
Series 2018-TALL, Class C (1 month LIBOR + 1.121%) (A)(D)	2.780	03-15-37	3,850,000	3,838,012
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(D)	4.096	03-15-37	3,450,000	3,454,310
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(D)	2.980	03-15-37	2,625,000	2,623,331
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	2.579	10-15-36	7,523,779	7,557,436
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(D)	2.459	12-15-29	2,595,000	2,596,199
BXP Trust Series 2017-GM, Class A (A)	3.379	06-13-39	4,642,000	5,124,575
Century Plaza Towers Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	6,199,212
COLT Mortgage Loan Trust Series 2018-2, Class A1 (A)(F)	3.470	07-27-48	1,133,109	1,137,242
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	3.259	05-15-36	3,145,000	3,145,981
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	2,433,904	2,463,179
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(D)	2.359	06-15-34	3,585,000	$3,578,252
GS Mortgage Securities Trust
Series 2017-FARM, Class A (A)(F)	3.541	01-10-43	1,920,000	2,141,662
Series 2018-RIVR, Class D (1 month LIBOR + 1.334%) (A)(D)	2.992	07-15-35	2,860,000	2,847,336
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	17,152,837	267,559
Series 2007-4, Class ES IO	0.350	07-19-47	17,908,927	259,910
Series 2007-6, Class ES IO (A)	0.343	08-19-37	15,965,200	226,867
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	1,450,000	1,610,072
Series 2016-HHV, Class B (A)(F)	4.194	11-05-38	2,185,000	2,463,400
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (A)	2.835	08-10-38	4,290,000	4,553,183
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (A)	4.155	08-05-34	5,500,000	5,875,899
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (A)	2.933	09-05-32	2,350,000	2,353,095
Series 2016-NINE, Class A (A)(F)	2.854	09-06-38	4,855,000	5,150,886
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(D)	2.569	06-15-35	1,308,266	1,307,338
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (F)	4.540	07-25-35	1,162,212	1,212,040
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2 (F)	3.732	02-25-35	801,127	814,835
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (A)	2.200	09-13-31	6,860,000	6,905,065
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(D)	2.659	11-15-34	1,955,000	1,952,644
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(D)	3.127	06-25-57	1,241,092	1,261,032
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	1,860,000	2,055,603
One Market Plaza Trust Series 2017-1MKT, Class A (A)	3.614	02-10-32	2,325,000	2,426,829
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (A)(F)	3.793	03-25-48	2,159,142	2,182,411
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (A)(D)	2.409	12-15-34	2,505,000	2,501,858
Worldwide Plaza Trust Series 2017-WWP, Class A (A)	3.526	11-10-36	2,375,000	2,638,702
U.S. Government Agency 0.1%				2,915,513
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (A)(D)	2.527	01-25-49	728,743	728,920

Federal National Mortgage Association Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (D)	2.577	10-25-29	2,183,102	2,186,593
Asset backed securities 3.3%				$59,108,657
(Cost $56,971,184)
Asset backed securities 3.3%				59,108,657
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (D)	1.979	05-25-36	5,940,779	5,822,951
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	1,300,000	1,376,994
CARS-DB4 LP Series 2020-1A, Class B3 (A)	4.950	02-15-50	2,960,000	3,078,400
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,925,675	2,046,261
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,349,688	3,467,831
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,806,350	1,913,322
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,729,725	$4,014,452
Series 2017-1A, Class A2II (A)	3.082	07-25-47	1,834,768	1,846,235
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	2,669,513	2,686,677
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	1.997	10-25-35	1,865,815	1,879,120
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(D)	2.559	07-17-37	2,602,918	2,597,086
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	1,708,665	1,770,915
Store Master Funding I-VII Series 2018-1A, Class A1 (A)	3.960	10-20-48	3,987,051	4,259,043
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,515,750	7,096,955
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(F)	2.750	04-25-57	1,791,155	1,819,730
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	1,863,883	1,902,123
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(D)	2.227	02-25-57	2,271,265	2,268,303
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	2,847,288	2,970,243
Verizon Owner Trust Series 2020-A, Class A1A	1.850	07-22-24	2,545,000	2,579,602
Westlake Automobile Receivables Trust Series 2019-2A, Class C (A)	2.840	07-15-24	3,650,000	3,712,414

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (G)(H)	300,118	0
Preferred securities 5.0%		$89,851,727
(Cost $90,074,139)
Financials 1.4%		24,893,405
Banks 1.4%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	6,420	5,392,800
U.S. Bancorp, 5.500%	135,700	3,661,186
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	8,257	7,319,831
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,255,035
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	145,201	4,264,553
Health care 0.4%		7,056,773
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125% (B)	124,700	7,056,773
Industrials 0.4%		7,433,968
Machinery 0.4%
Fortive Corp., 5.000%	8,160	7,433,968
Information technology 0.3%		5,077,677
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000% (B)	4,910	5,077,677
Real estate 0.2%		4,517,406
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	3,545	4,517,406
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities 2.3%		$40,872,498
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	91,300	4,736,644
NextEra Energy, Inc., 4.872%	151,550	7,682,070
NextEra Energy, Inc., 5.279%	143,200	6,510,115
The Southern Company, 6.750%	149,300	7,518,748
Multi-utilities 0.8%
Dominion Energy, Inc., 7.250%	94,900	9,504,235
DTE Energy Company, 6.250%	109,300	4,920,686

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.5%				$44,975,360
(Cost $44,973,728)
U.S. Government Agency 0.7%				13,024,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	2,556,000	2,556,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	10,468,000	10,468,000

	Yield (%)	Shares	Value
Short-term funds 0.6%			11,244,360
John Hancock Collateral Trust (I)	1.6968(J)	1,123,436	11,244,360

	Par value^	Value
Repurchase agreement 1.2%		20,707,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $20,017,619 on 3-2-20, collateralized by $19,548,800 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $20,417,982)	20,015,000	20,015,000
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $692,032 on 3-2-20, collateralized by $695,000 U.S. Treasury Notes, 2.375% due 4-15-21 (valued at $709,966)	692,000	692,000

Total investments (Cost $1,779,500,138) 99.6%	$1,794,363,349
Other assets and liabilities, net 0.4%	7,297,161
Total net assets 100.0%	$1,801,660,510

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $594,736,654 or 33.0% of the fund's net assets as of 2-29-20.
(B)	All or a portion of this security is on loan as of 2-29-20. The value of securities on loan amounted to $10,979,943.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-29-20:
United States	65.5%
Canada	4.8%
Indonesia	3.0%
Supranational	2.4%
Norway	2.1%
Netherlands	2.0%
Brazil	1.8%
United Kingdom	1.8%
Singapore	1.8%
Philippines	1.8%
Other countries	13.0%
TOTAL	100.0%
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-Buxl Futures	152	Short	Mar 2020	$(34,745,990)	$(36,879,177)	$(2,133,187)
German Euro BUND Futures	19	Short	Mar 2020	(3,651,722)	(3,722,233)	(70,511)
						$(2,203,698)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	7,183,977	USD	4,870,972	MSCS	6/17/2020	—	$(182,124)
CAD	12,120,165	USD	9,128,455	CIBC	6/17/2020	—	(99,559)
CAD	6,259,934	USD	4,720,873	MSCS	6/17/2020	—	(57,546)
CAD	12,154,372	USD	9,202,580	RBC	6/17/2020	—	(148,201)
CAD	2,563,323	USD	1,928,238	SSB	6/17/2020	—	(18,694)
MXN	62,288,316	USD	3,255,510	GSI	6/17/2020	—	(142,473)
NZD	3,116,875	USD	2,026,020	SSB	6/17/2020	—	(76,037)
SGD	8,695,154	USD	6,225,293	HUS	3/2/2020	$17,189	—
SGD	26,047,554	USD	18,940,459	ANZ	6/17/2020	—	(227,707)
USD	16,340,867	AUD	24,215,472	ANZ	6/17/2020	535,878	—
USD	2,700,806	BRL	11,761,471	CITI	6/17/2020	85,162	—
USD	78,858,825	CAD	104,657,884	MSCS	6/17/2020	894,110	—
USD	9,445,198	DKK	63,350,000	UBS	6/17/2020	25,494	—
USD	18,494,204	EUR	16,729,895	CITI	6/17/2020	—	(83,874)
USD	6,964,981	EUR	6,271,226	GSI	6/17/2020	960	—
USD	9,729,404	EUR	8,797,566	MSCS	6/17/2020	—	(40,045)
USD	76,115,392	EUR	68,329,885	UBS	6/17/2020	236,976	—
USD	11,821,419	GBP	9,054,777	CITI	6/17/2020	184,355	—
USD	756,250	GBP	578,535	HUS	6/17/2020	12,725	—
USD	8,644,791	JPY	927,637,982	GSI	6/17/2020	269	—
USD	18,377,469	MXN	350,276,389	CITI	6/17/2020	871,407	—
USD	26,643,264	NOK	245,706,844	HUS	6/17/2020	533,783	—
USD	6,639,266	NZD	10,257,147	ANZ	6/17/2020	222,179	—
USD	25,716,037	SGD	35,381,185	HUS	6/17/2020	297,937	—
						$3,918,424	$(1,076,260)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

HUS	HSBC Bank USA, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$224,410,519	—	$224,410,519	—
Foreign government obligations	355,343,285	—	355,343,285	—
Corporate bonds	859,417,308	—	859,417,308	—
Convertible bonds	12,814,621	—	12,814,621	—
Capital preferred securities	23,323,374	—	23,323,374	—
Collateralized mortgage obligations	125,118,498	—	125,118,498	—
Asset backed securities	59,108,657	—	59,108,657	—
Preferred securities	89,851,727	$72,507,553	17,344,174	—
Short-term investments	44,975,360	11,244,360	33,731,000	—
Total investments in securities	$1,794,363,349	$83,751,913	$1,710,611,436	—
Derivatives:
Assets
Forward foreign currency contracts	$3,918,424	—	$3,918,424	—
Liabilities
Futures	(2,203,698)	$(2,203,698)	—	—
Forward foreign currency contracts	(1,076,260)	—	(1,076,260)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,123,436	$8,100,599	148,598,861	(145,455,872)	$(482)	$1,254	$69,481	—	$11,244,360
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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